                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-08995

                         THE NAVELLIER MILLENNIUM FUNDS
                          One East Liberty, Third Floor
                                Reno Nevada 89501
                                 1-800-887-8671

                               Agent for Service:
                                SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111

Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End:  December 31, 2004

Date of Reporting Period:  June 30, 2005

Item 1. Reports to Stockholders

         The Semi-Annual Report for the Navellier Millennium Funds for the period ended June 30, 2005 follows.

                                NAVELLIER MILLENNIUM FUNDS

                                                               SEMIANNUAL REPORT
                                                                   June 30, 2005

[GRAPHIC]



              Top 20 Portfolio                                  [NAVELLIER LOGO]
International Growth Portfolio

                                                SEMIANNUAL REPORT, June 30, 2005
                                                      NAVELLIER MILLENNIUM FUNDS
                                                   One East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------

Dear Shareholder,

      During the first six months of the year, mid cap stocks dominated both small cap and large cap stocks. The Russell Mid Cap Index gained a respectable +3.92% through June versus a drop of -1.25% for the small cap Russell 2000 Index, and a modest gain of +0.11% for the large cap Russell 1000 Index. Looking at a trailing 12-month time period, mid cap stocks also exhibited superior returns versus their small and large cap counterparts. Specifically, the Russell Mid Cap Index gained +17.12% versus gains of +9.45% and +7.92% for the Russell 2000 and 1000 indexes, respectively. More recently, however, small cap stocks have begun to exhibit relative strength as the Russell 2000 Index gained +4.32% during the second quarter versus gains of +3.43% and +2.05% for the Russell Mid Cap Growth and Russell 1000 indexes, respectively.

      The Navellier Top 20 Portfolio slightly underperformed its benchmark during the first half of 2005, returning -2.24% versus a return of -1.88% for the Russell 3000 Growth Index. With respect to individual holdings, Southwestern Energy Co. (SWN) +85.36%, Valero Energy Corp. (VLO) +74.25%, and Urban Outfitters Inc. (URBN) +27.68% were the three holdings that contributed the most toward positive portfolio performance. The three stocks that restrained portfolio performance the most were Navarre Corp. (NAVR) -54.57%, Georgia Gulf Corp. (GGC) -37.65%, and Palomar Medical Technologies Inc. (PMTI) -8.25%.

[LINE GRAPH -- TOP 20 PORTFOLIO - CLASS A SHARES]

                                                    TOP 20 PORTFOLIO           RUSSELL 3000 GROWTH            RUSSELL 3000
                                                    ----------------           -------------------            ------------
9/30/98                                                   10000                       10000                       10000
12/31/98                                                  12550                       12649                       12143
3/31/99                                                   14570                       13378                       12555
6/30/99                                                   16960                       13993                       13523
9/30/99                                                   16560                       13467                       12633
12/31/99                                                  22077                       16928                       14682
3/31/00                                                   26690                       18162                       15353
6/30/00                                                   25679                       17612                       14822
9/30/00                                                   27838                       16682                       14931
12/31/00                                                  20300                       13133                       13586
3/31/01                                                   16491                       10441                       11935
6/30/01                                                   17547                       11394                       12756
9/30/01                                                   13941                        9113                       10764
12/31/01                                                  16059                       10556                       12030
3/31/02                                                   15558                       10288                       12146
6/30/02                                                   14650                        8388                       10556
9/30/02                                                   12035                        7088                        8738
12/31/02                                                  10579                        7597                        9438
3/31/03                                                    9994                        7502                        9151
6/30/03                                                   12620                        8621                       10638
9/30/03                                                   13385                        8998                       11002
12/31/03                                                  14972                        9950                       12370
3/31/04                                                   15020                       10063                       12646
6/30/04                                                   14471                       10243                       12814
9/30/04                                                   13958                        9701                       12571
12/31/04                                                  15474                       10638                       13848
3/31/05                                                   15617                       10179                       13543
6/30/05                                                   15127                       10438                       13846

                                TOP 20 PORTFOLIO

           TOTAL RETURNS FOR                      RUSSELL
             PERIODS ENDED                         3000     RUSSELL
            JUNE 30, 2005*               FUND     GROWTH     3000
  -----------------------------------   -------   -------   -------
  Six Months                            (2.24)%   (1.88)%   (0.01)%
  One Year                                4.54%     1.90%     8.05%
  Annualized Five Year                  (10.04)%  (9.93)%   (1.35)%
  Annualized Since Inception**            6.33%     0.64%     4.94%
  Value of a $10,000 investment over
   Life of Fund**                       $15,127   $10,438   $13,846
  *  The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not
     predictive of future performance.
  ** Inception September 30, 1998

[LINE GRAPH -- INTERNATIONAL GROWTH PORTFOLIO - CLASS A SHARES]

                                                  INTERNATIONAL GROWTH
                                                        PORTFOLIO                  EAFE INDEX               EAFE GROWTH INDEX
                                                  --------------------             ----------               -----------------
9/05/00                                                   10000                       10000                       10000
09/30/00                                                   9158                        9408                        9339
12/31/00                                                   7310                        9162                        8659
03/31/01                                                   6766                        7910                        7226
6/30/01                                                    6612                        7841                        7058
9/30/01                                                    5462                        6747                        5953
12/31/01                                                   5893                        7218                        6546
3/31/02                                                    6458                        7259                        6518
6/30/02                                                    6283                        7119                        6408
9/30/02                                                    5277                        5717                        5188
12/31/02                                                   5232                        6087                        5514
3/31/03                                                    4841                        5593                        5079
6/30/03                                                    5861                        6687                        5918
9/30/03                                                    6139                        7234                        6314
12/31/03                                                   7106                        8472                        7305
3/31/04                                                    7326                        8844                        7599
6/30/04                                                    7305                        8883                        7503
09/30/04                                                   7064                        8863                        7387
12/31/04                                                   8122                       10224                        8509
3/31/05                                                    7965                       10214                        8440
6/30/05                                                    8038                       10140                        8384

                         INTERNATIONAL GROWTH PORTFOLIO

           TOTAL RETURNS FOR                                 EAFE
             PERIODS ENDED                         EAFE     GROWTH
            JUNE 30, 2005*               FUND      INDEX     INDEX
  -----------------------------------   -------   -------   -------
  Six Months                            (1.03)%   (0.85)%   (1.47)%
  One Year                               10.03%    14.13%    11.73%
  Annualized Since Inception**          (4.43)%     0.29%   (3.59)%
  Value of a $10,000 investment over
   Life of Fund**                        $8,038   $10,140    $8,384
  *  The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not
     predictive of future performance.
  ** Inception September 5, 2000

      After an outstanding first quarter, where the portfolio outperformed the benchmark by +5.25%, escalating oil prices and a lower than expected GDP announcement set the stage for a fitful second quarter. Investors appeared to have difficulty evaluating the impact of such events with respect to corporate earnings. The result was a market that was moved by random news events throughout the quarter, and ended with the Russell 3000 Growth Index offering a +2.55% gain. The Navellier Top 20 Portfolio was also buffeted by such market action which resulted in a -3.13% loss for the quarter. Although the portfolio did not behave as expected, positions in the energy/minerals and retail trade sectors contributed to positive performance for the portfolio. As the energy sector continues to offer excellent results, our portfolio modeling methodology has the portfolio well positioned to benefit should the performance advantage continue. Interestingly, despite the slower than expected GDP result, the portfolio benefited from successful stock selection in retail. Yet, process industries and health technology were two sectors that did not meet with desired performance expectations. However, it can be argued that under rational market conditions, where high quality stocks benefit from investor inflows, the disciplined Navellier stock selection methodology should reflect increasingly superior results.

      We continue to be confident in the prospects for the Navellier Top 20 Portfolio. Such a belief is driven, not only by the powerful underpinnings of solid company fundamentals, but also by highly attractive market valuation measures such as growth to P/E, price to book, and price to sales ratios. Therefore, the stage could be set for exceptional portfolio results should our expectations be realized.

      From an international perspective, after a volatile first quarter, the second quarter started out slowly with a down April, followed by positive returns for both May and June. Energy dominated the returns of the world market with oil going to record highs, and threatening to slow down the global recovery. The twin deficits in the United States haunted the dollar until March. Positive economic news, increases in the Fed Funds rate, increased tax revenues, increased exports, and positive economic news, have boosted the dollar relative to both the euro and the yen. The dollar has not been this strong for over a year. While Wal-Mart continues to be the largest conduit into the United States for China, China now wants to reinvest the consumer exports that U.S. consumers bought, with the purchase of UNOCAL. It seems that the U.S. never thought saving instead of spending might come back with a vengeance.

      The world economy is still expanding, and will continue to do so over the next year. Earnings will dominate the market in the second half of 2005. The world has regained the optimism that drove the fourth quarter 2004 rally. While we may not be able to predict the future, we are comfortable with the belief that stocks worldwide should do well for the remainder of the year. The combination of great earnings from our portfolio, higher rates, and the good valuation derived from the growth/value index, gives us confidence in our growth style in the remainder of the equity cycle.

      During the first six months of 2005, the Navellier International Growth Portfolio, slightly underperformed the EAFE Index. The portfolio had a return of -1.03% versus -0.85% for the EAFE Index. The portfolio had clear winners for the period as evidenced by the performance of Alcon Inc. (ACL) +35.67%, PetroChina Co. Ltd. (PTR) +36.80%, and Statoil ASA (STO) +27.83%. Yet, companies such as Trend Micro Inc. (TMIC) -34.60%, ATI Technologies Inc. (ATYT) -38.89%, and Alcatel S.A. (ALA) -30.20% did not favor the portfolio with the performance that we expected. The portfolio continues its overweight position in electronic technology and technology services. The two sectors should be beneficiaries of increased corporate spending due to good worldwide profits, and the expansion of the global economy. The portfolio is market weight in energy, health technology, utilities, finance/insurance, and communications. Underweight sectors include consumer durables, producer manufacturing, consumer services, and industrial services. In the EAFE countries, we are underweight in the United Kingdom, France, and Japan. The portfolio is overweight in the Emerging Markets, Netherlands, Canada, and Switzerland. It is well positioned to participate in the global recovery.

MARKET OUTLOOK

      The big debate in the consulting community is not so much whether value is resurging after beating growth for the past five years, but whether the risk associated with growth portfolios is now lower than that which is currently associated with value portfolios. Value products have traditionally exhibited lower volatility than growth products. With the massive multiple compressions that many growth stocks have endured over the past couple of years, the markets appear to be making a relative shift towards favoring less volatile names, many of which are currently found in our growth portfolios.

      Traditionally, you had to look long and hard to find growth stocks that had strong earnings, and represented the full spectrum of risk as measured by volatility. Currently, we are finding a large number of stocks that have fantastic earnings, and are on the lower end of the volatility spectrum. As always, we strive to construct portfolios that have representation in low, moderate, and high volatility stocks.

      The current market environment is providing us with plenty of opportunity in all three risk categories, without sacrificing the growth rates of the underlying companies. Many of the energy companies that were purchased over the past six quarters have produced wonderful returns with minimal volatility, relative to their underlying growth rates.

WHAT IS WORKING ON WALL STREET

      We recently finished our quarterly back-testing of the fundamental variables that are explaining positive performance in this market environment. Sales Growth, Earnings Momentum, Earnings Growth Relative to Price Earnings Ratios, and Operating Margin Expansion are still very dominant in our respective fundamental stock selection models. Interestingly, Earnings Surprises are much less dominant in our fundamental models. This is probably due to continued problems lately with the quality of analysts' estimates on Wall Street.

      The second quarter earnings announcement season is about to commence, and we are very excited about the prospects for the companies in our portfolios. Although earnings momentum is slowing due to the fact that a strengthening U.S. dollar curtails the earnings growth of many large multi-national companies, we remain excited about the earnings prospects for all our growth stocks, especially those small cap and mid cap growth stocks that are not significantly impacted by the strengthening U.S. dollar.

      The resurging U.S. dollar is attracting a lot of foreign capital back to the U.S., and is helping to drive intermediate and long-term bond yields lower. This is especially true of the dollar versus the euro, as Europe is the source of massive amounts of capital going into bonds. This foreign capital is also starting to flow into U.S. stocks, which is potentially very bullish long-term, because as money flow increases, the market will be receiving the catalyst it needs to mount a sustainable rally.

      If there is a problem with the stock market near-term, it is that the breadth and power remains narrow, with a minority of stocks accounting for most of the gains. In our fundamental stock selection models, the top 10% to 15% of stocks are the only stocks suitable to pass our quantitative based fundamental criteria.

      During certain periods of a market cycle there is broad based participation when up to 30% of our overall universe will look attractive. It is during such periods where there is a lot of breadth that index funds tend to perform well. In the current market environment, quite the opposite is true. Careful stock selection is paramount, and market benchmarks are having difficulty posting positive results. Strong relative and absolute results can only be achieved through careful consideration of price behavior, fundamental composition, and sound portfolio construction technique.

      Always feel free to contact us if you have any questions, or if we can help you in any way. Additionally, if you would like to receive Navellier's free weekly market commentary via e-mail, please visit www.navellier.com/marketmail to subscribe.

Sincerely,


/s/ Louis G. Navellier                         /s/ James O'Leary
LOUIS G. NAVELLIER                             JAMES H. O' LEARY, CFA
Chief Investment Officer                       Portfolio Manager

/s/ Michael Garaventa                          /s/ Phillip Mitteldorf
MICHAEL GARAVENTA                              PHILLIP MITTELDORF
Assistant Portfolio Manager                    Assistant Portfolio Manager

/s/ Arjen Kuyper
ARJEN KUYPER
President & Chief Operating Officer

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)
TOP 20 PORTFOLIO

SECTOR WEIGHTINGS*:
(SECTOR WEIGHTINGS BAR CHART)

Oil/Gas                                                                          22.2
Apparel/Footwear Retail                                                          11.0
Telecommunications Equipment and Services                                        10.3
Computer Software & Services                                                      6.3
Construction Materials                                                            5.5
Aerospace/Defense                                                                 5.0
Food/Beverages                                                                    4.7
Electric Utilities                                                                4.6
Consumer Products                                                                 4.6
Computer Hardware                                                                 4.5
Real Estate Investment Trust                                                      4.4
Financial Services                                                                4.4
Casinos and Gaming                                                                4.3
Transportation Services                                                           4.2
Savings & Loans                                                                   4.0

*PERCENTAGE BASED ON TOTAL INVESTMENTS.

-------------------------------------------------------
  Shares                                   Market Value
-------------------------------------------------------
COMMON STOCKS  -- 99.4%
AEROSPACE/DEFENSE -- 4.9%
      5,495  Precision Castparts Corp      $    428,061
                                           ------------
APPAREL/FOOTWEAR RETAIL -- 11.0%
     13,380  American Eagle Outfitters,
               Inc                              410,097
      9,575  Urban Outfitters, Inc.*            542,807
                                           ------------
                                                952,904
                                           ------------
CASINOS AND GAMING -- 4.2%
      7,205  Boyd Gaming Corp                   368,392
                                           ------------
COMPUTER SOFTWARE AND SERVICES -- 6.3%
     15,820  Autodesk, Inc.*                    543,733
                                           ------------
COMPUTERS - HARDWARE -- 4.4%
     10,470  Apple Computer, Inc.*              385,401
                                           ------------
CONSTRUCTION MATERIALS -- 5.4%
     11,115  Cemex ADR                          471,498
                                           ------------
CONSUMER PRODUCTS -- 4.6%
     17,365  CNS, Inc                           396,790
                                           ------------
ELECTRIC UTILITIES -- 4.6%
      4,800  TXU Corp                           398,832
                                           ------------
FINANCIAL SERVICES -- 4.3%
     10,965  CompuCredit Corp.*                 375,880
                                           ------------

-------------------------------------------------------
  Shares                                   Market Value
-------------------------------------------------------
FOOD/BEVERAGES -- 4.7%
      6,560  The Hershey Company           $    407,376
                                           ------------
OIL/GAS -- 22.2%
      7,955  Cal Dive International,
               Inc.*                            416,603
     13,150  Southwestern Energy Company*       617,787
     13,770  UGI Corp                           384,183
      6,500  Valero Energy Corp                 514,215
                                           ------------
                                              1,932,788
                                           ------------
REAL ESTATE INVESTMENT TRUST -- 4.4%
      8,645  Jones Lang LaSalle, Inc.*          382,368
                                           ------------
SAVINGS & LOANS - SAVINGS BANKS - WEST -- 4.0%
      4,705  Downey Financial Corp              344,406
                                           ------------
TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 10.3%
     13,642  Comtech Telecommunications
               Corp.*                           445,138
     13,125  Telus Corp                         446,382
                                           ------------
                                                891,520
                                           ------------
TRANSPORTATION SERVICES -- 4.1%
      7,615  Burlington Northern Santa Fe
               Corp                             358,514
                                           ------------
TOTAL COMMON STOCKS -- 99.4%
  (COST $7,425,597)                           8,638,463
Other Assets in Excess of
  Liabilities -- 0.6%                            54,526
                                           ------------
NET ASSETS -- 100.0%                       $  8,692,989
                                           ============

---------------

* Non-income producing.

ADR -- American Depositary Receipts

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)(continued)

INTERNATIONAL GROWTH PORTFOLIO

SECTOR WEIGHTINGS*:
(SECTOR WEIGHTINGS BAR CHART)

Banking                                                                          12.3
Computer Equipment, Software & Services                                          10.9
Industrial                                                                       10.0
Pharmaceuticals                                                                   9.7
Oil & Gas Services                                                                9.2
Electronics                                                                       8.0
Telecommunications                                                                7.4
Semiconductors & Related                                                          6.4
Insurance                                                                         4.8
Short-Term Investments                                                            4.2
Biotechnology & Drugs                                                             3.4
Chemicals - Diversified                                                           2.9
Telecommunications Equipment and Services                                         2.6
Building & Construction                                                           2.5
Tobacco                                                                           2.1
Automobiles                                                                       1.8
Software                                                                          1.8

*PERCENTAGE BASED ON TOTAL INVESTMENTS.

-------------------------------------------------------
Shares                                     Market Value
-------------------------------------------------------
COMMON STOCKS -- 93.8%
AUTOMOBILES -- 1.7%
       460  HONDA MOTOR CO., LTD (Japan)   $     11,321
                                           ------------
BANKING -- 12.1%
       651  ABN AMRO Holding NV ADR
              (Netherlands)                      15,969
       455  Credit Suisse Group ADR
              (Switzerland)                      17,808
       210  HSBC Holdings plc ADR (United
              Kingdom)                           16,726
       210  UBS AG (Switzerland)                 16,349
       160  Westpac Banking Corp. ADR
              (Australia)                        12,149
                                           ------------
                                                 79,001
                                           ------------
BIOTECHNOLOGY & DRUGS -- 3.3%
       425  Novo-Nordisk ADR (Denmark)           21,662
                                           ------------
BUILDING & CONSTRUCTION -- 2.5%
       715  Chicago Bridge & Iron Co. NV
              ADR (Netherlands)                  16,345
                                           ------------
CHEMICALS -- DIVERSIFIED -- 2.8%
       240  Akzo Nobel N.V. ADR
              (Netherlands)                       9,430
       140  BASF AG ADR (Germany)                 9,240
                                           ------------
                                                 18,670
                                           ------------
COMPUTER EQUIPMENT, SOFTWARE &
  SERVICES -- 10.7%
       225  Dassault Systemes S.A. ADR
              (France)                           10,930
       325  Logitech International S.A.
              ADR (Switzerland)*                 20,728
       435  NDS Group plc ADR (United
              Kingdom)*                          14,494
       405  SAP AG ADR (Germany)                 17,537
       300  Sohu.com, Inc. (China)*               6,576
                                           ------------
                                                 70,265
                                           ------------

-------------------------------------------------------
  Shares                                   Market Value
-------------------------------------------------------
ELECTRONICS -- 7.8%
       315  Canon, Inc. ADR (Japan)        $     16,578
       170  Hitachi, Ltd. ADR (Japan)            10,305
       710  Matsushita Electric
              Industrial Co., Ltd. ADR
              (Japan)                            10,778
       395  SONY CORPORATION ADR (Japan)         13,604
                                           ------------
                                                 51,265
                                           ------------
INDUSTRIAL -- 9.8%
       440  BHP Billiton Ltd. ADR
              (Australia)                        12,012
       345  BOC Group plc ADR (Britain)          12,534
       515  E. ON AG ADR (Germany)               15,249
       420  KUBOTA CORP. ADR (Japan)             11,508
       360  Scottish Power ADR (Britain)         12,816
                                           ------------
                                                 64,119
                                           ------------
INSURANCE -- 4.7%
       950  Aegon N.V. (Netherlands)             12,227
       660  ING Groep NV ADR
              (Netherlands)                      18,513
                                           ------------
                                                 30,740
                                           ------------
OIL & GAS SERVICES -- 9.1%
       205  BP Amoco plc ADR (Britain)           12,788
       200  EnCana Corp. (Canada)                 7,918
       270  PetroChina Co. Ltd. ADR
              (China)                            19,831
       955  Statoil ASA ADR (Norway)             19,387
                                           ------------
                                                 59,924
                                           ------------
PHARMACEUTICALS -- 9.6%
       190  Alcon, Inc. (Switzerland)            20,776
       425  GlaxoSmithKline plc ADR
              (Britain)                          20,617
       160  Roche Holding ADR
              (Switzerland)                      10,120
       370  Teva Pharmaceutical
              Industries Ltd. (Israel)           11,522
                                           ------------
                                                 63,035
                                           ------------
SEMICONDUCTORS & RELATED -- 6.3%
     2,140  ARM Holdings plc ADR (United
              Kingdom)                           13,140
       565  ATI Technologies, Inc.
              (Canada)*                           6,695
       275  Marvell Technology Group Ltd.
              (Bermuda)*                         10,461
     1,239  Taiwan Semiconductor
              Manufacturing Company Ltd.
              ADR (Taiwan)                       11,296
                                           ------------
                                                 41,592
                                           ------------
SOFTWARE -- 1.7%
       430  Business Objects ADR
              (France)*                          11,309
                                           ------------

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)(continued)

            INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------
  Shares                                   Market Value
-------------------------------------------------------
TELECOMMUNICATIONS -- 7.2%
       230  America Movil ADR (Mexico)     $     13,710
       345  China Telecom Corp. Ltd. ADR
              (China)                            12,282
       335  Mobile Telesystems ADR
              (Russia)                           11,273
       500  SK Telecom Co., Ltd. ADR
              (South Korea)                      10,200
                                           ------------
                                                 47,465
                                           ------------
TELECOMMUNICATIONS EQUIPMENT AND
  SERVICES -- 2.5%
       995  Nokia Oyj ADR (Finland)              16,557
                                           ------------
TOBACCO -- 2.0%
       345  British American Tobacco ADR
              (Britain)                          13,393
                                           ------------
TOTAL COMMON STOCKS
  (COST $483,863)                               616,663
                                           ------------
-------------------------------------------------------
  Shares                                   Market Value
-------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.1%
MONEY MARKET FUNDS -- 4.1%
    26,940  FBR Fund for Government
              Investors (Cost $26,940)     $     26,940
                                           ------------
TOTAL INVESTMENTS -- 97.9%
  (COST $510,803)                               643,603
Other Assets in Excess of
  Liabilities -- 2.1%                            13,599
                                           ------------
NET ASSETS -- 100.0%                       $    657,202
                                           ============

---------------

* Non-income producing.

ADR -- American Depositary Receipts

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)

                                                                               INTERNATIONAL
                                                                  TOP 20          GROWTH
                                                                PORTFOLIO        PORTFOLIO
 ASSETS
   Securities at Cost........................................  $  7,425,597      $510,803
                                                               ------------      --------
   Securities at Value (Note 1)..............................  $  8,638,463      $643,603
   Investment Income Receivable (Note 1).....................         8,206         2,259
   Receivable for Shares Sold................................            --         1,283
   Receivable for Securities Sold (Note 1)...................       962,825            --
   Receivable from Investment Adviser........................         9,748        14,513
   Other Assets..............................................         5,271         5,059
                                                               ------------      --------
     Total Assets............................................     9,624,513       666,717
                                                               ------------      --------
 LIABILITIES
   Overdrafts................................................       114,854            --
   Payable for Shares Redeemed...............................           958            --
   Payable for Securities Purchased (Note 1).................       794,720            --
   Distribution Fees Payable (Note 3)........................           120             9
   Trustee Fee Payable.......................................         4,423         4,411
   Other Liabilities.........................................        16,449         5,095
                                                               ------------      --------
     Total Liabilities.......................................       931,524         9,515
                                                               ------------      --------
 NET ASSETS..................................................  $  8,692,989      $657,202
                                                               ============      ========
 NET ASSETS CONSIST OF:
   Paid-in Capital, Class A..................................  $ 21,149,182      $551,143
   Accumulated Net Investment Income (Loss)..................       (37,285)        5,101
   Accumulated Net Realized Loss on Investments..............   (13,631,774)      (31,842)
   Net Unrealized Appreciation of Investments................     1,212,866       132,800
                                                               ------------      --------
 NET ASSETS..................................................  $  8,692,989      $657,202
                                                               ============      ========
 PRICING OF CLASS A SHARES
 Net assets attributable to Class A shares...................  $  8,692,989      $657,202
 Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value).....       685,890        85,609
 Net asset value, offering price and redemption price per
   share.....................................................  $      12.67      $   7.68

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2005 (Unaudited)

                                                                              INTERNATIONAL
                                                                 TOP 20          GROWTH
                                                                PORTFOLIO       PORTFOLIO
 INVESTMENT INCOME
   Interest (Note 1).........................................  $     1,808      $     234
   Dividends (A) (Note 1)....................................       39,447         11,292
                                                               -----------      ---------
     Total Investment Income.................................       41,255         11,526
                                                               -----------      ---------
 EXPENSES
   Investment Advisory Fee (Note 2)..........................       47,582          3,996
   Accounting and Pricing Fees...............................       54,259         54,159
   Distribution Plan Fees (Note 3)
     Class A Shares..........................................        9,408            846
     Class B Shares*.........................................        6,230            576
     Class C Shares*.........................................        3,537             19
   Transfer Agent fees
     Class A Shares..........................................       12,577            502
     Class B Shares*.........................................          587             46
     Class C Shares*.........................................          993             12
   Printing Expense..........................................       17,349          2,794
   Trustees' Fees............................................        8,923          8,911
   Custodian Fees............................................        8,431          2,493
   Legal Expense.............................................        6,199          6,188
   Registration Fees
     Class A Shares..........................................        3,992          5,935
     Class B Shares*.........................................        8,164          7,486
     Class C Shares*.........................................        7,132          7,473
   Audit Fees................................................       15,944          9,269
   Compliance Fees and Expenses..............................        1,191          1,180
   Pricing Expense...........................................          297            501
                                                               -----------      ---------
     Total Expenses..........................................      212,795        112,386
     Less Expenses Reimbursed by Investment Adviser (Note
       2)....................................................     (134,255)      (105,961)
                                                               -----------      ---------
       Net Expenses..........................................       78,540          6,425
                                                               -----------      ---------
 NET INVESTMENT INCOME (LOSS)................................      (37,285)         5,101
                                                               -----------      ---------
 Net Realized Gain on Investments............................    1,028,880         43,110
 Change in Net Unrealized Appreciation/Depreciation of
   Investments...............................................   (1,264,486)       (58,780)
                                                               -----------      ---------
 NET LOSS ON INVESTMENTS.....................................     (235,606)       (15,670)
                                                               -----------      ---------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  (272,891)     $ (10,569)
                                                               ===========      =========

------------------------------------------------------------
 (A) Net of foreign tax withholding of:                       $        --      $   1,712

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     INTERNATIONAL GROWTH
                                                        TOP 20 PORTFOLIO                  PORTFOLIO
                                                   FOR THE SIX    FOR THE YEAR    FOR THE SIX    FOR THE YEAR
                                                  MONTHS ENDED       ENDED       MONTHS ENDED       ENDED
                                                  JUNE 30, 2005   DECEMBER 31,   JUNE 30, 2005   DECEMBER 31,
                                                   (UNAUDITED)        2004        (UNAUDITED)        2004
                                                  -------------   ------------   -------------   ------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Income (Loss).................   $   (37,285)   $   (79,077)     $   5,101      $    (609)
   Net Realized Gain on Investment
     Transactions...............................     1,028,880        799,955         43,110        125,455
   Change in Net Unrealized Appreciation/
     Depreciation of Investments................    (1,264,486)      (672,369)       (58,780)       (32,282)
                                                   -----------    -----------      ---------      ---------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations................      (272,891)        48,509        (10,569)        92,564
                                                   -----------    -----------      ---------      ---------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
       Class A Shares...........................     9,217,141        228,342        422,306        268,281
       Class B Shares*..........................            --             --             --          2,408
   Cost of Shares Redeemed:
       Class A Shares...........................    (1,781,942)    (3,517,825)      (370,645)      (368,133)
       Class B Shares*..........................    (5,600,096)      (888,679)      (184,396)            --
       Class C Shares*..........................    (3,478,043)      (488,635)        (6,154)            --
                                                   -----------    -----------      ---------      ---------
     Net Decrease in Net Assets Resulting from
       Share Transactions.......................    (1,642,940)    (4,666,797)      (138,889)       (97,444)
                                                   -----------    -----------      ---------      ---------
     TOTAL DECREASE IN NET ASSETS...............    (1,915,831)    (4,618,288)      (149,458)        (4,880)
 NET ASSETS -- Beginning of Period..............    10,608,820     15,227,108        806,660        811,540
                                                   -----------    -----------      ---------      ---------
 NET ASSETS -- End of Period....................   $ 8,692,989    $10,608,820      $ 657,202      $ 806,660
                                                   ===========    ===========      =========      =========
 ACCUMULATED NET INVESTMENT INCOME (LOSS).......   $   (37,285)   $        --      $   5,101      $      --
                                                   ===========    ===========      =========      =========
 SHARES
   Sold:
       Class A Shares...........................       279,790         30,888         48,214         37,722
       Class B Shares*..........................            --          2,621             --            352
       Class C Shares*..........................            --          5,099             --             --
   Redeemed:
       Class A Shares...........................      (141,239)      (392,202)       (41,157)       (53,315)
       Class B Shares*..........................      (179,082)       (70,137)       (24,818)            --
       Class C Shares*..........................      (103,991)       (64,349)          (827)            --
                                                   -----------    -----------      ---------      ---------
     Net Decrease in Shares.....................      (144,522)      (488,080)       (18,588)       (15,241)
                                                   ===========    ===========      =========      =========

 ----------------

 * Represents the period from December 31, 2004 through April 24, 2005 (see Note
   10).

                       See Notes to Financial Statements.

                                                  THE NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           TOP 20
                                                                          PORTFOLIO
                                                                           CLASS A
                                             -------------------------------------------------------------------
                                              FOR THE SIX
                                             MONTHS ENDED              FOR THE YEARS ENDED DECEMBER 31,
                                             JUNE 30, 2005    --------------------------------------------------
                                              (UNAUDITED)      2004      2003       2002       2001       2000
                                             -------------    ------    -------    -------    -------    -------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period................................     $12.96        $12.54      $8.86     $13.45     $17.10     $20.96
                                                ------        ------    -------    -------    -------    -------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss...................      (0.03)        (0.06)     (0.08)     (0.05)     (0.17)     (0.20)
     Net Realized and Unrealized Gain
       (Loss) on Investments...............      (0.26)         0.48       3.76      (4.54)     (3.40)     (1.44)
                                                ------        ------    -------    -------    -------    -------
   Total from Investment Operations........      (0.29)         0.42       3.68      (4.59)     (3.57)     (1.64)
                                                ------        ------    -------    -------    -------    -------
 Distributions to Shareholders:
   From Net Realized Gain..................         --            --         --         --      (0.08)     (2.22)
                                                ------        ------    -------    -------    -------    -------
   Net Increase (Decrease) in Net Asset
     Value.................................      (0.29)         0.42       3.68      (4.59)     (3.65)     (3.86)
                                                ------        ------    -------    -------    -------    -------
   Net Asset Value -- End of Period........     $12.67        $12.96     $12.54      $8.86     $13.45     $17.10
                                                ======        ======    =======    =======    =======    =======
 TOTAL INVESTMENT RETURN*..................      (2.24)%(A)     3.35%     41.53%    (34.13)%   (20.89)%    (8.05)%
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2)...       1.50% (B)     1.50%      1.50%      1.50%      1.50%      1.40%
   Expenses Before Reimbursement (Note 2)..       4.07% (B)     3.47%      2.96%      2.27%      2.15%      1.89%
   Net Investment Loss After Reimbursement
     (Note 2)..............................      (0.99)%(B)    (0.40)%    (0.63)%    (0.39)%    (1.10)%    (1.11)%
   Net Investment Loss Before Reimbursement
     (Note 2)..............................      (3.56)%(B)    (2.37)%    (2.09)%    (1.16)%    (1.75)%    (1.59)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate.................        161% (B)      118%       215%       207%       185%       118%
   Net Assets at End of Period (in
     thousands)............................     $8,693        $7,095    $10,354    $10,513    $20,784    $28,737
   Number of Shares Outstanding at End of
     Period (in thousands).................        686           547        825      1,187      1,545      1,680
 -----------------------------------------

  (A) Total returns for periods of less than one year are not annualized.

  (B ) Annualized.

  * Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                  THE NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          TOP 20
                                                                        PORTFOLIO
                                                                          CLASS B
                                            -------------------------------------------------------------------
                                              FOR THE
                                            PERIOD ENDED                                             FOR THE
                                             APRIL 24,       FOR THE YEARS ENDED DECEMBER 31,      PERIOD ENDED
                                               2005*       ------------------------------------    DECEMBER 31,
                                            (UNAUDITED)     2004      2003      2002      2001        2000**
                                            ------------   ------    ------    ------    ------    ------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period...............................     $12.41      $12.10     $8.61    $13.17    $16.94       $27.85
                                               ------      ------    ------    ------    ------       ------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss..................      (0.03)      (0.16)    (0.15)    (0.13)    (0.23)       (0.13)
     Net Realized and Unrealized Gain
       (Loss) on Investments..............      (0.71)       0.47      3.64     (4.43)    (3.46)       (8.56)
                                               ------      ------    ------    ------    ------       ------
   Total from Investment Operations.......      (0.74)       0.31      3.49     (4.56)    (3.69)       (8.69)
                                               ------      ------    ------    ------    ------       ------
 Distributions to Shareholders:
   From Net Realized Gain.................         --          --        --        --     (0.08)       (2.22)
                                               ------      ------    ------    ------    ------       ------
   Net Increase (Decrease) in Net Asset
     Value................................      (0.74)       0.31      3.49     (4.56)    (3.77)      (10.91)
                                               ------      ------    ------    ------    ------       ------
   Net Asset Value -- End of Period.......     $11.67      $12.41    $12.10     $8.61    $13.17       $16.94
                                               ======      ======    ======    ======    ======       ======
 TOTAL INVESTMENT RETURN***...............      (5.96)%(A)   2.56%    40.53%   (34.62)%  (21.75)%     (31.41)%(A)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2)..       2.25%(B)    2.25%     2.25%     2.25%     2.25%        2.25%(B)
   Expenses Before Reimbursement (Note
     2)...................................       5.93%(B)    4.37%     3.71%     3.02%     2.90%        2.74%(B)
   Net Investment Loss After Reimbursement
     (Note 2).............................      (1.33)%(B)  (1.15)%   (1.37)%   (1.11)%   (1.84)%      (1.84)%(B)
   Net Investment Loss Before
     Reimbursement (Note 2)...............      (5.01)%(B)  (3.27)%   (2.83)%   (1.88)%   (2.49)%      (2.33)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate................        161%(B)     118%      215%      207%      185%         118%
   Net Assets at End of Period (in
     thousands)...........................     $1,863      $2,222    $3,111    $2,795    $4,823       $4,922
   Number of Shares Outstanding at End of
     Period (in thousands)................        160         179       257       325       366          290
 ----------------------------------------

   (A) Total returns for periods of less than one year are not annualized.

   (B) Annualized.

   * On April 24, 2005, Class B shares were consolidated into Class A shares (see Note 10).

  ** From Commencement of Operations March 28, 2000.

 *** Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                  THE NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          TOP 20
                                                                         PORTFOLIO
                                                                          CLASS C
                                            -------------------------------------------------------------------
                                              FOR THE
                                            PERIOD ENDED                                             FOR THE
                                             APRIL 24,       FOR THE YEARS ENDED DECEMBER 31,      PERIOD ENDED
                                               2005*       ------------------------------------    DECEMBER 31,
                                            (UNAUDITED)     2004      2003      2002      2001        2000**
                                            ------------   ------    ------    ------    ------    ------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period...............................     $12.42      $12.12     $8.62    $13.19    $16.95       $21.54
                                               ------      ------    ------    ------    ------      -------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss..................      (0.10)      (0.16)    (0.16)    (0.13)    (0.25)       (0.11)
     Net Realized and Unrealized Gain
       (Loss) on Investments..............      (0.64)       0.46      3.66     (4.44)    (3.43)       (2.26)
                                               ------      ------    ------    ------    ------      -------
   Total from Investment Operations.......      (0.74)       0.30      3.50     (4.57)    (3.68)       (2.37)
                                               ------      ------    ------    ------    ------      -------
 Distributions to Shareholders:
   From Net Realized Gain.................         --          --        --        --     (0.08)       (2.22)
                                               ------      ------    ------    ------    ------      -------
   Net Increase (Decrease) in Net Asset
     Value................................      (0.74)       0.30      3.50     (4.57)    (3.76)       (4.59)
                                               ------      ------    ------    ------    ------      -------
   Net Asset Value -- End of Period.......     $11.68      $12.42    $12.12     $8.62    $13.19       $16.95
                                               ======      ======    ======    ======    ======      =======
 TOTAL INVESTMENT RETURN***...............      (5.96)%(A)   2.48%    40.60%   (34.65)%  (21.68)%     (11.27)%(A)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2)..       2.25%(B)    2.25%     2.25%     2.25%     2.25%        2.25% (B)
   Expenses Before Reimbursement (Note
     2)...................................       6.76%(B)    4.77%     3.71%     3.02%     2.90%        2.74% (B)
   Net Investment Loss After Reimbursement
     (Note 2).............................      (1.41)%(B)  (1.16)%   (1.38)%   (1.11)%   (1.84)%      (1.83)%(B)
   Net Investment Loss Before
     Reimbursement (Note 2)...............      (5.92)%(B)  (3.68)%   (2.84)%   (1.88)%   (2.49)%      (2.31)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate................        161%(B)     118%      215%      207%      185%         118%
   Net Assets at End of Period (in
     thousands)...........................     $1,018      $1,292    $1,762    $1,765    $3,032       $3,030
   Number of Shares Outstanding at End of
     Period (in thousands)................         87         104       145       205       230          179
 ----------------------------------------

   (A) Total returns for periods of less than one year are not annualized.

   (B) Annualized.

   * On April 24, 2005, Class C shares were consolidated into Class A shares (see Note 10).

  ** From Commencement of Operations April 28, 2000.

 *** Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                  THE NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               INTERNATIONAL GROWTH
                                                                    PORTFOLIO
                                                                     CLASS A
                                       --------------------------------------------------------------------
                                        FOR THE SIX                                              FOR THE
                                       MONTHS ENDED      FOR THE YEARS ENDED DECEMBER 31,      PERIOD ENDED
                                       JUNE 30, 2005   -------------------------------------   DECEMBER 31,
                                        (UNAUDITED)     2004      2003      2002      2001        2000*
                                       -------------   -------   -------   -------   -------   ------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period..........................       $7.76        $6.79     $5.08     $5.74     $7.12        $9.74
                                          -------      -------   -------   -------   -------     --------
   Income (Loss) from Investment
     Operations:
     Net Investment Income (Loss)....        0.06         0.01      0.10      0.02        --        (0.02)
     Net Realized and Unrealized Gain
       (Loss) on Investments.........       (0.14)        0.96      1.71     (0.66)    (1.38)       (2.60)
                                          -------      -------   -------   -------   -------     --------
   Total from Investment
     Operations......................       (0.08)        0.97      1.81     (0.64)    (1.38)       (2.62)
                                          -------      -------   -------   -------   -------     --------
 Distributions to Shareholders:
   From Net Investment Income........          --           --     (0.10)    (0.02)       --           --
                                          -------      -------   -------   -------   -------     --------
   Net Increase (Decrease) in Net
     Asset Value.....................       (0.08)        0.97      1.71     (0.66)    (1.38)       (2.62)
                                          -------      -------   -------   -------   -------     --------
   Net Asset Value -- End of
     Period..........................       $7.68        $7.76     $6.79     $5.08     $5.74        $7.12
                                          =======      =======   =======   =======   =======     ========
 TOTAL INVESTMENT RETURN**...........       (1.03)%(A)   14.29%    35.82%   (11.22)%  (19.38)%     (26.90)%(A)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note
     2)..............................        1.50%(B)     1.50%     1.50%     1.49%     1.49%        1.49%(B)
   Expenses Before Reimbursement
     (Note 2)........................       24.80%(B)    23.37%    11.33%    10.80%    22.97%      120.64%(B)
   Net Investment Loss After
     Reimbursement (Note 2)..........        1.51%(B)     0.10%    (0.02)%    0.36%    (0.03)%      (0.54)%(B)
   Net Investment Loss Before
     Reimbursement (Note 2)..........      (21.79)%(B)  (21.77)%   (9.85)%   (8.95)%  (21.45)%    (119.69)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate...........          74%(B)       86%      161%       85%      241%          42%
   Net Assets at End of Period (in
     thousands)......................        $657         $609      $640    $1,111      $805          $89
   Number of Shares Outstanding at
     End of Period (in thousands)....          86           79        94       219       140           13
 ------------------------------------

  (A) Total returns for periods of less than one year are not annualized.

  (B) Annualized.

  * From Commencement of Operations September 5, 2000.

 ** Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                  THE NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               INTERNATIONAL GROWTH
                                                                    PORTFOLIO
                                                                     CLASS B
                                      ----------------------------------------------------------------------
                                          FOR THE                                                 FOR THE
                                       PERIOD ENDED       FOR THE YEARS ENDED DECEMBER 31,      PERIOD ENDED
                                      APRIL 24, 2005*   -------------------------------------   DECEMBER 31,
                                        (UNAUDITED)      2004      2003      2002      2001        2000**
                                      ---------------   -------   -------   -------   -------   ------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period.........................        $7.70         $6.80     $5.04     $5.70     $7.12        $8.31
                                          -------       -------   -------   -------   -------     --------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss............        --(C)         (0.05)    --(C)     (0.01)    (0.04)       (0.01)
     Net Realized and Unrealized
       Gain (Loss) on Investments...        (0.27)         0.95      1.76     (0.65)    (1.38)       (1.18)
                                          -------       -------   -------   -------   -------     --------
   Total from Investment
     Operations.....................        (0.27)         0.90      1.76     (0.66)    (1.42)       (1.19)
                                          -------       -------   -------   -------   -------     --------
   Net Increase (Decrease) in Net
     Asset Value....................        (0.27)         0.90      1.76     (0.66)    (1.42)       (1.19)
                                          -------       -------   -------   -------   -------     --------
   Net Asset Value -- End of
     Period.........................        $7.43         $7.70     $6.80     $5.04     $5.70        $7.12
                                          =======       =======   =======   =======   =======     ========
 TOTAL INVESTMENT RETURN***.........        (3.51)%(A)    13.24%    34.92%   (11.58)%  (19.94)%     (14.32)%(A)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement
     (Note 2).......................         2.23%(B)      2.25%     2.25%     2.21%     2.25%        2.24%(B)
   Expenses Before Reimbursement
     (Note 2).......................        35.27%(B)     26.87%    12.08%    11.52%    23.73%      121.39%(B)
   Net Investment Loss After
     Reimbursement (Note 2).........        (0.60)%(B)    (0.69)%    0.02%     0.74%    (0.65)%      (0.83)%(B)
   Net Investment Loss Before
     Reimbursement (Note 2).........       (33.64)%(B)   (25.31)%   (9.81)%  (10.04)%  (22.13)%    (119.99)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate..........           74%(B)        86%      161%       85%      241%          42%
   Net Assets at End of Period (in
     thousands).....................         $184          $191      $166      $135       $18          $17
   Number of Shares Outstanding at
     End of Period (in thousands)...           25            25        24        27         3            2
 -----------------------------------

   (A) Total returns for periods of less than one year are not annualized.

   (B) Annualized.

   (C) The per share data provided is less than $0.01.

   * On April 24, 2005, Class B shares were consolidated into Class A shares (see Note 10).

  ** From Commencement of Operations November 2, 2000.

 *** Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                  THE NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   INTERNATIONAL GROWTH
                                                                         PORTFOLIO
                                                                          CLASS C
                                               -------------------------------------------------------------
                                                   FOR THE           FOR THE YEARS ENDED          FOR THE
                                                PERIOD ENDED             DECEMBER 31,           PERIOD ENDED
                                               APRIL 24, 2005*   ----------------------------   DECEMBER 31,
                                                 (UNAUDITED)       2004      2003      2002        2001**
                                               ---------------   --------   -------   -------   ------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Period....        $7.70          $6.81     $5.03     $5.71       $7.12
                                                  --------       --------   -------   -------     -------
   Income (Loss) from Investment Operations:
     Net Investment Income (Loss)............        (0.42)         (0.05)     0.01        --       (0.01)
     Net Realized and Unrealized Gain (Loss)
       on Investments........................         0.16           0.94      1.77     (0.68)      (1.40)
                                                  --------       --------   -------   -------     -------
   Total from Investment Operations..........        (0.26)          0.89      1.78     (0.68)      (1.41)
                                                  --------       --------   -------   -------     -------
   Net Increase (Decrease) in Net Asset
     Value...................................        (0.26)          0.89      1.78     (0.68)      (1.41)
                                                  --------       --------   -------   -------     -------
   Net Asset Value -- End of Period..........        $7.44          $7.70     $6.81     $5.03       $5.71
                                                  ========       ========   =======   =======     =======
 TOTAL INVESTMENT RETURN***..................        (3.38)%(A)     13.07%    35.39%   (11.91)%    (19.80)%(A)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2).....         2.19%(B)       2.29%     2.25%     2.25%       2.21%(B)
   Expenses Before Reimbursement (Note 2)....       405.99%(B)     117.75%    12.08%    11.56%      23.69%(B)
   Net Investment Loss After Reimbursement
     (Note 2)................................        (0.58)%(B)     (0.74)%    0.03%    (0.10)%     (0.74)%(B)
   Net Investment Loss Before Reimbursement
     (Note 2)................................      (404.38)%(B)   (116.20)%   (9.80)%   (9.41)%    (22.22)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate...................           74%(B)         86%      161%       85%        241%
   Net Assets at End of Period (in
     thousands)..............................           $6             $6        $6       $37         $31
   Number of Shares Outstanding at End of
     Period (in thousands)...................            1              1         1         7           5
 --------------------------------------------

   (A) Total returns for periods of less than one year are not annualized.

   (B) Annualized.

   * On April 24, 2005, Class C shares were consolidated into Class A shares (see Note 10).

  ** From Commencement of Operations January 12, 2001.

 *** Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

1. Significant Accounting Policies

     The Navellier Millennium Funds (the "Fund"), formerly known as the American Tiger Funds, are registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company and are authorized to issue shares of beneficial interest. The Fund currently consists of two Portfolios: the Top 20 Portfolio and the International Growth Portfolio, each a non-diversified open-end management investment company. The Fund was established as a Delaware Business Trust organized on September 4, 1998. The Fund is authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers Class A shares which have been offered since September 30, 1998. On April 24, 2005, Class B and Class C were consolidated into Class A shares. Class A shares are purchased at net asset value per share. Prior to April 24, 2005 Class A shares were purchased at the public offering price which included a maximum sales charge of up to 4.95% (equal to 5.2% of the net asset value) depending on the size of the purchase. Income and expenses of the Fund were allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees (Note 3). Effective May 2, 2005, the Fund charges a redemption fee of 2.00% of the amount redeemed if the shares sold were held for fewer than 60 days. Redemption fees are paid directly to the Fund. For the period ended June 30, 2005, there were no redemption fees collected by the Fund. The following is a summary of significant accounting policies which the Fund follows:

        (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less and short-term notes are valued at amortized cost, which approximates fair value.

        (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss on securities transactions are computed on an identified cost basis.

        (c) Dividends from net investment income are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

        (d) The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates

     Investment advisory services are provided by Navellier & Associates, Inc. which employs the same investment advisory personnel, analysts and staff which it provided to Navellier Management Inc., the predecessor investment advisor (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 1.00% of the daily net assets of each Portfolio. In arriving at, and approving, this advisory fee, the Trustees considered among other factors the capability of the advisor, the reasonableness of the fee, the cost of providing these investment advisory services, the nature of the services provided, a comparison of fees paid to other advisors by other mutual funds for similar types of services, client relationships received by the advisor, the desirability of a different investment advisor and the advisor's willingness to limit reimbursement for payment of expenses it advanced for the Fund. Louis Navellier, an officer and trustee of the Fund is also an officer and director of the Adviser.

     The Adviser has agreed to limit the total normal expenses of each Portfolio's Class A to 1.50% of average annual net assets. In order to maintain the expense limitation, the Adviser paid certain operating expenses on a net basis of the Top 20 Portfolio and the International Growth Portfolio totaling $134,255 and $105,961, respectively, for the six months ended June 30, 2005.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

3. Distribution Plan

     Navellier Securities, Inc. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its service to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of Class A, for expenses incurred in the promotion and distribution of shares of the portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

     The Distributor collected the following underwriting and Broker Commissions on the sale of Class A shares and contingent deferred sales charges on the redemption of Class B and Class C shares during the six months ended June 30, 2005:

                                 CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
                                 --------------    --------------    --------------
Top 20 Portfolio...............     $23,370            $3,181               --
International Growth
  Portfolio....................     $ 2,363                --               --

4. Securities Transactions

     For the six months ended June 30, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                   INTERNATIONAL
                                                       TOP 20         GROWTH
                                                     PORTFOLIO       PORTFOLIO
                                                     ----------    -------------
Purchases..........................................  $7,559,899      $280,781
                                                     ==========      ========
Sales..............................................  $9,049,994      $411,265
                                                     ==========      ========

5. Federal Income Taxes

     The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

     The tax character of distributions paid for the years ended December 31, 2004 and 2003 was as follows:

                                                              2004                         2003
                                                    -------------------------    -------------------------
                                                    ORDINARY      LONG-TERM      ORDINARY      LONG-TERM
                                                     INCOME     CAPITAL GAINS     INCOME     CAPITAL GAINS
                                                    --------    -------------    --------    -------------
Top 20 Portfolio..................................   $  --          $  --         $   --         $  --
International Growth Portfolio....................   $  --          $  --         $9,589         $  --

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

     The following information is computed on a tax basis for each item as of December 31, 2004:

                                                                    INTERNATIONAL
                                                       TOP 20          GROWTH
                                                     PORTFOLIO        PORTFOLIO
                                                    ------------    -------------
Gross Unrealized Appreciation.....................  $  2,707,968      $190,915
Gross Unrealized Depreciation.....................      (230,616)      (11,099)
                                                    ------------      --------
Net Unrealized Appreciation.......................     2,477,352       179,816
Capital Loss Carryforward.........................   (14,660,654)      (63,188)
                                                    ------------      --------
  Accumulated Earnings (Deficit)..................  $(12,183,302)     $116,628
                                                    ============      ========
Cost of Investments for Federal Income Tax
  Purposes........................................  $  8,148,394      $608,991
                                                    ============      ========

     The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

     As of June 30, 2005, the Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

                                                                                GROSS
                                              FEDERAL     GROSS UNREALIZED    UNREALIZED    NET UNREALIZED
                                              TAX COST      APPRECIATION     DEPRECIATION    APPRECIATION
                                             ----------   ----------------   ------------   --------------
Top 20 Portfolio...........................  $7,425,598      $1,334,047       $(121,181)      $1,212,866
International Growth Portfolio.............  $  515,359      $  142,610       $ (14,366)      $  128,244

     As of December 31, 2004, the Portfolios reclassified net investment losses and distributions in excess to paid-in capital on the Statements of Assets and Liabilities as follows:

                                                      UNDISTRIBUTED
                                                      NET INVESTMENT    PAID-IN
                                                           LOSS         CAPITAL
                                                      --------------    --------
Top 20 Portfolio....................................     $79,077        $(79,077)
International Growth Portfolio......................     $   609        $   (609)

     Such reclassifications have no effect on the Funds' net assets or net asset value per share.

     As of December 31, 2004, the Fund had the following capital loss carryforwards for federal income tax purposes:

                                                                   INTERNATIONAL
                                                      TOP 20          GROWTH
EXPIRES DECEMBER 31,                                 PORTFOLIO       PORTFOLIO
--------------------                                -----------    -------------
2009..............................................  $10,769,656       $    --
2010..............................................    3,626,476        63,188
2011..............................................      264,522            --
                                                    -----------       -------
                                                    $14,660,654       $63,188
                                                    ===========       =======

     During the year ended December 31, 2004, the Top 20 Portfolio and International Growth Portfolio utilized $799,955 and $120,952, respectively, of capital losses.

     The remaining capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

6. Borrowing Agreement

     The Funds have a short-term borrowing agreement with Custodial Trust Company which may be drawn upon for temporary purposes. For each short-term borrowing, the Funds pledge collateral. At June 30, 2005, no Fund had outstanding borrowings.

7. Commitments and Contingencies

     In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Proxy Voting Guidelines

     Navellier is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that Navellier uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30, 2005 are available without charge upon request by calling toll free 1-800-887-8671. It is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

9. Quarterly Portfolio Disclosure

     The Trust files a complete listing of portfolio holdings for each Portfolio as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling toll free 1-800-622-1386. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

10. Class B and Class C Share Consolidation

     On April 24, 2005, the Fund consolidated Class B shares and Class C shares into Class A shares of each Portfolio. Each share of Class B and Class C was exchanged for Class A share at a net asset value of $12.22 per share of the Top 20 Fund and $7.50 per share of the International Fund. This consolidation qualified as a tax free exchange.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES

      As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 through June 30, 2005).

ACTUAL EXPENSES

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2005" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                   TOTAL
                                 NET EXPENSE    RETURN SIX                                       EXPENSES PAID
                                    RATIO         MONTHS                                         DURING THE SIX
                                  ANNUALIZED       ENDED         BEGINNING          ENDING        MONTHS ENDED
                                   JUNE 30,      JUNE 30,      ACCOUNT VALUE    ACCOUNT VALUE       JUNE 30,
                                     2005          2005       JANUARY 1, 2005   JUNE 30, 2005        2005*
                                 ------------   -----------   ---------------   --------------   --------------
TOP 20 PORTFOLIO
      Class A Actual...........      1.50%         (2.24)%       $1,000.00        $  977.60          $ 7.36
      Class A Hypothetical.....      1.50%          2.51%        $1,000.00        $1,017.36          $ 7.50
INTERNATIONAL GROWTH PORTFOLIO
      Class A Actual...........      1.50%         (1.03)%       $1,000.00        $  989.70          $ 7.40
      Class A Hypothetical.....      1.50%          2.48%        $1,000.00        $1,017.36          $ 7.50
-------------------------------

  * Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

                 (This page has been left blank intentionally.)

[GRAPHIC]


                TRANSFER AGENT                     CUSTODIAN      NAVELLIER OFFICES

Integrated Fund Services, Inc.    FBR National Trust Company      c/o Navellier Securities Corp.
                 P.O. Box 5354          4922 Fairmont Avenue      One East Liberty, Third Floor
   Cincinnati, Ohio 45201-5354            Bethesda, MD 20814      Reno, Nevada 89501

           800-622-1386 E.S.T.                                    800-887-8671 P.S.T.

Item 2. Codes of Ethics

         (a), (b) Registrant, The Navellier Millennium Funds, has a Code of Ethics. Navellier & Associates, Inc., the Registrant's Investment Advisor, also has a Code of Ethics. Both of those Codes of Ethics apply to The Navellier Millennium Funds' principal executive officer and principal financial officer, Louis G. Navellier, and to The Navellier Millennium Funds' principal accounting officer and comptroller, Arjen Kuyper, or to persons performing similar functions for The Navellier Millennium Funds.

         (c), (d) There have been made no amendments to those Codes of Ethics during the last fiscal year or during the first half of this fiscal year or waivers from the application of those Codes of Ethics to anyone during the last fiscal year.

         (e) N/A. See subparagraphs (c) and (d) above.

         (f) (3) The Navellier Millennium Funds undertakes and agrees to provide to any person, without charge, upon request, a copy of such Codes of Ethics upon receiving a written or electronic request which provides a name and address or location to which the person requests that copies of the codes of ethics be sent.

Item 3. Audit Committee Financial Expert

         (a)(1)(i) The Navellier Millennium Funds has at least one audit committee financial expert serving on its audit committee.

         (a)(2) That person is Arnold Langsen and he is an independent audit committee financial expert. Mr. Langsen was professor of financial economics at California State University at Hayward from 1979 - 1992 and has substantial experience teaching, reviewing and assessing companies' financial statements. The audit committee also has an interested audit committee financial expert who is Louis Navellier. Mr Navellier has been giving investment advice for over 20 years based in part on the review and assessment of companies' financial statements and has since 1994 reviewed and assessed the financial statements for the mutual funds he manages.

Item 4. Principal Accountant Fees and Services

         (a) Audit Fees. The aggregate fees billed to The Navellier Millennium Funds for each of the last two fiscal years for the audit of The Navellier Millennium Funds annual financial statements and services normally provided by an accountant in connection with statutory and regulatory filings were as follows: The aggregate fees for fiscal 2003 were $19,800. The aggregate fees for audit services for fiscal 2004 were $24,000.

         (b) Audit Related Fees. The aggregate fees billed for each of the last two fiscal years for assurance and related services by the principal accountant related to audits not reported under subparagraph (a) above were none for 2003 and none for 2004.

         (c) Tax Fees. The aggregate fees billed by The Navellier Millennium Funds' principal accountant for tax compliance, tax advice or tax planning for 2003 were $5,000 and for 2004 were $5,000.

         (d) All Other Fees. There were no other fees billed by The Navellier Millennium Funds' principal accountant for other services for 2003 or 2004.

         (e)(1) The audit committee's pre-approval policies and procedures were as follows: The audit committee (consisting of the entire Board of Trustees and Arnold Langsen) approves the hiring of the accountant or accounting firm to perform the registrant's audit and or non audit services pursuant to procedures and policies pre-approved by the audit committee which call for the accounting firm to perform the audit or non audit services in conformance with federal securities laws and regulations.

       If there are any non audit services which the accountant or accounting firm perform for the registrant's investment advisor or its related entities, the audit committee also pre-approves those services if the engagement relates directly to the operations and financial reporting of the registrant.

       (e)(2)  N/A

       (f) N/A

       (g) $55,000 for 2003
           $32,750 for 2004

       (h) See Item 4, paragraph (e)(1).

Item 5.    Audit Committee of Listed Registrants

      The Audit Committee is not a separately designated standing committee. It consists of all members of the Board of Trustees, (i.e., Louis G. Navellier, Barry Sander, Joel E. Rossman and Jacques Delacroix) and Arnold Langsen.

Item 6.    Reserved (See item 1)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

        N/A

Item 8.    Portfolio management of Closed-End Management Investment Companies

       N/A

Item 9. Purchases of Equity Securities by Closed End Management Investment Company and Affiliated Purchases

       N/A

Item 10.   Submission of Matters to a Vote of Security Holders.

           There were no changes to procedures for recommending nominees to the Board of Trustees.

Item 11.   Controls and Procedures

      (a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

      (b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal year-end that have materially affected, or are reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 12.   Exhibits

      (a)(1) N/A The Codes of Ethics are available on request.

      (a)(2) A separate Certification by Louis Navellier is attached hereto as
Exhibit 1. A separate Certification by Arjen Kuyper is attached hereto as
Exhibit 2.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            THE NAVELLIER MILLENNIUM FUNDS

Date: September 8, 2005                     By /s/ Louis G. Navellier
                                               ---------------------------------
                                                   Louis G. Navellier
                                                   Principal Executive Officer

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                            THE NAVELLIER MILLENNIUM FUNDS

Date: September 8, 2005                     By /s/ Louis G. Navellier
                                               ---------------------------------
                                                   Louis G. Navellier
                                                   Principal Executive Officer

                                            THE NAVELLIER MILLENNIUM FUNDS

Date: September 8, 2005                     By /s/ Louis G. Navellier
                                               ---------------------------------
                                                   Louis G. Navellier
                                                   Principal Financial Officer